T. ROWE PRICE U.S. LARGE-CAP CORE FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.0%
COMMUNICATION SERVICES 8.3%
Diversified Telecommunication Services 2.0%
Verizon Communications	182,285	9,794
		9,794
Entertainment 1.0%
Walt Disney	48,584	4,693
		4,693
Interactive Media & Services 5.3%
Alphabet, Class C (1)	15,825	18,402
Facebook, Class A (1)	46,553	7,765
		26,167
Total Communication Services		40,654
CONSUMER DISCRETIONARY 8.9%
Hotels, Restaurants & Leisure 2.9%
Las Vegas Sands	31,206	1,325
Marriott International, Class A	28,835	2,157
McDonald's	27,418	4,534
Wynn Resorts	27,369	1,647
Yum! Brands	66,258	4,541
		14,204
Internet & Direct Marketing Retail 5.0%
Amazon. com (1)	12,634	24,633
		24,633
Multiline Retail 0.9%
Dollar Tree (1)	57,010	4,189
		4,189
Specialty Retail 0.1%
Ross Stores	7,800	678
		678
Total Consumer Discretionary		43,704

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. LARGE-CAP CORE FUND

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 6.8%
Beverages 1.9%
PepsiCo	78,354	9,410
		9,410
Food Products 2.0%
Mondelez International, Class A	195,452	9,788
		9,788
Household Products 1.5%
Colgate-Palmolive	105,286	6,987
		6,987
Tobacco 1.4%
Philip Morris International	94,166	6,871
		6,871
Total Consumer Staples		33,056
ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%
ConocoPhillips	53,900	1,660
EOG Resources	84,771	3,045
Total Energy		4,705
FINANCIALS 10.4%
Banks 3.0%
JPMorgan Chase	91,821	8,266
PNC Financial Services Group	69,681	6,670
		14,936
Capital Markets 3.8%
CME Group	36,063	6,236
Intercontinental Exchange	68,355	5,520
Morgan Stanley	203,165	6,907
		18,663
Insurance 3.6%
American International Group	162,842	3,949
Marsh & McLennan	78,497	6,787
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. LARGE-CAP CORE FUND

	Shares	$ Value
(Cost and value in $000s)
Willis Towers Watson	39,648	6,734
		17,470
Total Financials		51,069
HEALTH CARE 17.4%
Biotechnology 3.1%
AbbVie	123,075	9,377
Vertex Pharmaceuticals (1)	24,874	5,919
		15,296
Health Care Equipment & Supplies 5.9%
Boston Scientific (1)	201,216	6,566
Danaher	79,360	10,984
Medtronic	104,312	9,407
Stryker	10,973	1,827
		28,784
Health Care Providers & Services 3.0%
Cigna	47,650	8,443
UnitedHealth Group	25,027	6,241
		14,684
Pharmaceuticals 5.4%
Elanco Animal Health (1)	108,900	2,438
Johnson & Johnson	95,685	12,547
Pfizer	351,196	11,463
		26,448
Total Health Care		85,212
INDUSTRIALS & BUSINESS SERVICES 8.6%
Aerospace & Defense 1.7%
Boeing	11,600	1,730
Northrop Grumman	21,328	6,453
		8,183
Commercial Services & Supplies 1.5%
Waste Connections	92,277	7,151
		7,151

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U. S. LARGE-CAP CORE FUND

	Shares	$ Value
(Cost and value in $000s)
Electrical Equipment 0.3%
Rockwell Automation	10,900	1,645
		1,645
Industrial Conglomerates 1.8%
General Electric	1,101,581	8,747
		8,747
Machinery 2.2%
Deere	33,400	4,614
PACCAR	86,500	5,288
Parker-Hannifin	8,100	1,051
		10,953
Road & Rail 1.1%
Union Pacific	36,848	5,197
		5,197
Total Industrials & Business Services		41,876
INFORMATION TECHNOLOGY 23.1%
Electronic Equipment, Instruments & Components 1.1%
Amphenol, Class A	73,771	5,377
		5,377
IT Services 6.6%
Accenture, Class A	31,614	5,161
Fidelity National Information Services	65,406	7,956
Fiserv (1)	89,699	8,520
Visa, Class A	64,769	10,436
		32,073
Semiconductors & Semiconductor Equipment 3.8%
Micron Technology (1)	83,684	3,520
QUALCOMM	101,949	6,897
Texas Instruments	51,900	5,186
Xilinx	36,900	2,876
		18,479
Software 7.0%
Microsoft	183,834	28,992
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

	Shares	$ Value
(Cost and value in $000s)
salesforce. com (1)	37,836	5,448
		34,440
Technology Hardware, Storage & Peripherals 4.6%
Apple	89,260	22,698
		22,698
Total Information Technology		113,067
MATERIALS 4.5%
Chemicals 4.1%
Air Products & Chemicals	31,454	6,279
Linde	57,141	9,885
PPG Industries	50,880	4,254
		20,418
Containers & Packaging 0.4%
International Paper	59,600	1,855
		1,855
Total Materials		22,273
REAL ESTATE 1.2%
Equity Real Estate Investment Trusts 1.2%
American Tower, REIT	25,904	5,640
Total Real Estate		5,640
UTILITIES 5.8%
Electric Utilities 3.3%
American Electric Power	82,200	6,574
NextEra Energy	38,599	9,288
		15,862
Multi-Utilities 1.7%
Sempra Energy	72,732	8,218
		8,218

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

	Shares	$ Value
(Cost and value in $000s)
Water Utilities 0.8%
American Water Works	34,234	4,093
		4,093
Total Utilities		28,173
Total Common Stocks (Cost $415,616)		469,429

SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price Government Reserve Fund, 0.95% (2)(3)	19,186,172	19,186
Total Short-Term Investments (Cost $19,186)		19,186

Total Investments in Securities 99.9%
(Cost $434,802)		$488,615
Other Assets Less Liabilities 0.1%		612
Net Assets 100.0%		$489,227

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	Seven-day yield
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$67	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$20,802	¤	¤$	19,186	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $67 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $19,186.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On March 31, 2020, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.